Schedule of components of income tax expense (benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current	$ 276,574	$ 230,304	$ 7,108
Deferred	(5,903)	(47,237)	33,653
Total	270,671	183,067	40,761
CAYMAN ISLANDS
Current
Deferred
VIRGIN ISLANDS, BRITISH
Current
Deferred
HONG KONG
Current	276,574	230,304	7,108
Deferred	$ (5,903)	$ (47,237)	$ 33,653